Cash and cash equivalents (excluding overdrafts) (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Cash and Cash Equivalents

All figures in £ millions	2017	2016
Cash at bank and in hand	361	570
Short-term bank deposits	157	889

	518	1,459

Cash at bank and in hand – within assets classified as held for sale	127	—

	645	1,459

Summary of Cash and Cash Equivalents for Purpose of CashFlow Statement

All figures in £ millions	2017	2016
Cash and cash equivalents	518	1,459
Cash and cash equivalents – within assets classified as held for sale	127	—
Bank overdrafts	(15)	(35)

	630	1,424